Restatement of Prior Period Financial Statements - Schedule of Statement of Cash Flow (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ 28,859,203	$ 2,096,620	$ 30,143,761	$ 16,192,000	$ 21,537,430	$ 1,939,917
Change in fair value of SAFE agreements			17,368,415	13,462,710	$ 14,492,176	$ 263,239
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				3,154,011
Change in fair value of SAFE agreements				424,721
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ 28,859,203	$ 2,096,620	$ 30,143,761	13,037,989
Change in fair value of SAFE agreements				$ 13,037,989